Financial instruments and risk management (Details 16) R$ in Millions	12 Months Ended
Dec. 31, 2024 BRL (R$)
Hedge Designation 2014 [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive income in the year	R$ 1,031
Exchange variation in the year	(2,192)
Hedge reserve carried out	669
Other comprehensive income in the year	(492)
Hedge Designation 2015 [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive income in the year	1,031
Exchange variation in the year	(2,192)
Hedge reserve carried out	669
Other comprehensive income in the year	(492)
Hedge Designation 2019 [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive income in the year	1,031
Exchange variation in the year	(2,192)
Hedge reserve carried out	669
Other comprehensive income in the year	(492)
Hedge Designation 2021 [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive income in the year	1,031
Exchange variation in the year	(2,192)
Hedge reserve carried out	669
Other comprehensive income in the year	(492)
Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive income in the year	(309)
Exchange variation in the year	658
Hedge reserve carried out	(201)
Other comprehensive income in the year	147
Hedge Reserve Net Of Income Tax [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive income in the year	722
Exchange variation in the year	(1,534)
Hedge reserve carried out	468
Other comprehensive income in the year	R$ (344)